DISCONTINUED OPERATIONS (Details 1) - USD ($)	Dec. 26, 2020	Jun. 27, 2020	Jun. 29, 2019	Feb. 13, 2019	Dec. 03, 2018
Prepaid Expenses		$ 4,662,764	$ 13,897,904
Inventory	$ 25,495,872	22,638,120	25,481,122
Other Current Assets	5,733,682	9,105,457	18,913,039
TOTAL CURRENT ASSETS	68,321,694	84,043,732	106,092,676
Property and Equipment, Net	152,427,173	174,547,867	232,895,281
Operating Lease Right-of-Use Assets	98,236,694	116,354,828	0
Goodwill	33,861,150	33,861,150	53,786,872	$ 14,860,708	$ 16,912,951
Other Assets	17,137,917	17,374,997	32,302,547
TOTAL ASSETS OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	503,565,094	574,263,604	687,476,394
Carraying Amounts of the Liabilities Included in Discontinued Operations:
Account Payable and Accrued Liabilities		79,530,930	47,610,197
Income Taxes Payable	86,342,631	38,599,349	13,658,111
Other Current Liabilities	13,462,163	19,732,305	3,646,380
Current Portion of Operating Lease Liabilities	5,882,032	9,757,669	0
TOTAL CURRENT LIABILITIES	220,443,325	189,214,893	109,693,067
Operating Lease Liabilities, Net of Current Portion	116,211,645	131,045,238	0
Deffered Tax liabilities		(6,105,588)
Total Liabilities	750,472,092	751,152,054	476,205,618
Arizona [Member]
Cash and Cash Equivalents	148,106	522,966	527,377
Accounts Receivable	386,391	274,886	865,485
Prepaid Expenses	124,262	74,622	249,309
Inventory	1,663,909	3,323,978	5,752,847
Other Current Assets	48,736	64,600	0
TOTAL CURRENT ASSETS			7,395,018
Property and Equipment, Net	2,548,041	4,288,808	4,633,289
Operating Lease Right-of-Use Assets	4,998,953	5,257,327	0
Intangible Assets, Net	3,756,780	7,260,288	20,449,002
Goodwill			31,773,659
Other Assets	4,860	113,576	114,576
TOTAL NON-CURRENT ASSETS			56,970,526
TOTAL ASSETS OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	13,680,038	21,181,051	64,365,544
Carraying Amounts of the Liabilities Included in Discontinued Operations:
Account Payable and Accrued Liabilities	1,069,500	2,126,162	1,742,133
Income Taxes Payable	1,803,056	946,679	1,899,487
Other Current Liabilities	13,015	22,747	0
Current Portion of Operating Lease Liabilities	173,929	385,699	0
TOTAL CURRENT LIABILITIES			3,641,620
Operating Lease Liabilities, Net of Current Portion	4,941,099	5,300,936	0
Deffered Tax liabilities	1,325,032	6,278,079	7,185,447
TOTAL NON-CURRENT LIABILITIES			7,185,447
Total Liabilities	$ 9,325,631	$ 15,060,302	$ 10,827,067